Subsequent Events	0 Months Ended
Apr. 05, 2011
Proshares Ultra DJ-UBS Natural Gas [Member]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the New Natural Gas Funds' financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its New Natural Gas Funds' financial statements through this date.

Proshares Ultra Short DJ-UBS Natural Gas [Member]
Subsequent Events

NOTE 6 – SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the New Natural Gas Funds' financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in its New Natural Gas Funds' financial statements through this date.